Benefit Plans - Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Weighted average assumptions were used to determine benefit obligations
Discount rate (as a percent)	4.40%	4.15%
Weighted average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	4.15%	4.95%
Expected long term return on plan assets (as a percent)	4.50%	4.50%
SERP Pension Benefits
Weighted average assumptions were used to determine benefit obligations
Discount rate (as a percent)	4.40%	4.15%
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	4.15%	4.95%
Rate of compensation increase (as a percent)	4.00%	4.00%
Other Benefits
Weighted average assumptions were used to determine benefit obligations
Discount rate (as a percent)	4.40%	4.15%
Weighted average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	4.15%	4.95%
Postretirement healthcare benefits
Assumed healthcare cost trend rates
Healthcare cost trend rate assumed for next year (as a percent)	7.00%	7.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate) (as a percent)	5.00%	5.00%
Pre-tax effect of a one percentage point change in the assumed healthcare cost trend rates
Effect on 2016 total of service and interest cost components, One Percentage Point Increase	$ 74
Effect on 2016 total of service and interest cost components, One Percentage Point Decrease	(66)
Effect on postretirement benefit obligation at December 31, 2016, One Percentage Point Increase	432
Effect on postretirement benefit obligation at December 31, 2016, One Percentage Point Decrease	$ (399)